THE COMMERCE FUNDS

Institutional Shares

Supplement dated May 28, 2002

to the Prospectus dated March 1, 2002

On May 1, 2002, the shareholders of the International Equity Fund (the “Fund”) voted to approve the proposed sub-advisory agreement with Bank of Ireland Asset Management (U.S.) Limited. As a result of reduced sub-advisory fees under the new sub-advisory agreement, annual fund operating expenses of the International Equity Fund will be modified as set forth in the “Fees and Expenses” table below. Additionally, on May 8, 2002, the Board of Trustees of the Commerce Funds approved a 2.00% redemption fee on the proceeds of exchanges or redemptions of shares of the International Equity Fund within 30 days of purchase. The redemption fee will be effective as of July 31, 2002. As a result of the addition of the redemption fee, the redemption and exchange provisions in the prospectus and shareholder fees in the “Fees and Expenses” table will be modified as set forth below:

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

International Equity Fund
Institutional Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees (1)	2.00%

	International Equity Fund
	Institutional Shares

Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees (3)		1.50%
Other Expenses
Shareholder Servicing Fees (4)	0.03%
Other Operating Expenses	0.52%
Total Other Expenses		0.55%

Total Annual Fund Operating Expenses (5)		2.05%
Less: Fee Waivers (3)(6)		0.74%

Net Annual Fund Operating Expenses		1.31%

(1)	Effective July 31, 2002, a redemption fee of 2.00% may be assessed on the proceeds of a redemption or exchange made within 30 days of the date of purchase. For more information on the redemption fee see “What Are My Options For Changing My Investment Within The Commerce Funds?” and “Redeeming Institutional Shares.”

(2)	The Fund’s annual operating expenses have been restated to reflect expenses that the Fund would have incurred in the last fiscal year if current expenses had been in effect.

(3)	The Adviser has contractually agreed to waive a portion of its management fees. As a result of this fee waiver, Management Fees will be approximately 0.78% of average daily net assets.

(4)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.

(5)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, to the extent necessary for the International Equity Fund to maintain Total Annual Fund Operating Expenses of not more than 1.72% of average daily net assets.

(6)	The Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$133	$415	$718	$1,579

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All references to T. Rowe Price International, Inc. as the sub-adviser to the International Equity Fund in the prospectus are hereby deleted.

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The following paragraph is added to “What Are My Options For Changing My Investment Within The Commerce Funds?” and “Redeeming Institutional Shares”:

Effective July 31, 2002, if shares of the International Equity Fund are redeemed or exchanged within 30 days of purchase, a redemption fee of 2.00% may be assessed on the proceeds of the transaction. The redemption fee will be paid to the International Equity Fund and is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The following redemptions and exchanges shall be exempt from the redemption fee: (i) pursuant to a bona fide investment policy committee decision of a recognized financial institution with respect to an asset allocation program; (ii) involving shares acquired through reinvestment of dividends or capital gains distributions; (iii) involving shares redeemed as part of a systematic withdrawal plan that represent 4% or less of the investor’s investment subject to the plan account; or (iv) shares maintained through employee pension benefit plans subject to the Employee Retirement Income Security Act that offer The Commerce Funds as an investment vehicle. The Commerce Funds reserves the right, at its discretion, to waive, modify or terminate the redemption fee at any time as permitted by applicable law.

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Effective as of May 8, 2002, David W. Wente replaced Harold B. Nachtrieb as portfolio manager of the MidCap Growth Fund. Mr. Wente will continue to serve as portfolio manager of the Value Fund. Accordingly, under the section “Fund Managers,” on page 87, the reference to Mr. Nachtrieb as portfolio manager of the MidCap Growth Fund is hereby deleted and “MidCap Growth” is hereby inserted in the Funds column next to “Value” with reference to Mr. Wente. The reference to Mr. Nachtrieb on page 18 of the prospectus is hereby deleted and replaced with the following: “David W. Wente, Portfolio Manager.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE COMMERCE FUNDS

Service Shares

Supplement dated May 28, 2002

to the Prospectus dated March 1, 2002

On May 1, 2002, the shareholders of the International Equity Fund (the “Fund”) voted to approve the proposed sub-advisory agreement with Bank of Ireland Asset Management (U.S.) Limited. As a result of reduced sub-advisory fees under the new sub-advisory agreement, annual fund operating expenses of the International Equity Fund will be modified as set forth in the “Fees and Expenses” table below. Additionally, on May 8, 2002, the Board of Trustees of the Commerce Funds approved a 2.00% redemption fee on the proceeds of exchanges or redemptions of shares of the International Equity Fund within 30 days of purchase. The redemption fee will be effective as of July 31, 2002. As a result of the addition of the redemption fee, redemption and exchange provisions in the prospectus and shareholder fees in the “Fees and Expenses” table will be modified as set forth below:

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

International Equity Fund
Service Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.50%
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)	None
Redemption Fees (2)	2.00%

	International Equity Fund
	Service Shares

Annual Fund Operating Expenses (3) (expenses deducted from Fund assets)
Management Fees (3)		1.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (5)	0.03%
Other Operating Expenses	0.52%
Total Other Expenses		0.55%

Total Annual Fund Operating Expenses (6)		2.30%
Less: Fee Waivers (4)(7)		0.74%

Net Annual Fund Operating Expenses		1.56%

(1)	A deferred sales charge of 1.00% of assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.

(2)	Effective July 31, 2002, a redemption fee of 2.00% may be assessed on the proceeds of redemptions or exchanges within 30 days of the date of purchase. For more information on the redemption fee see “What Are My Options For Changing My Investment Within The Commerce Funds?” and “Redeeming Service Shares.”

(3)	The Fund’s annual operating expenses have been restated to reflect expenses that the Fund would have incurred in the last fiscal year if current expenses had been in effect.

(4)	The Adviser has contractually agreed to waive a portion of its management fees. As a result of this fee waiver, Management Fees will be approximately 0.78% of average daily net assets.

(5)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Shares held under the Shareholder Administrative Services Plan.

(6)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, to the extent necessary for the International Equity Fund to maintain Total Annual Fund Operating Expenses of not more than 1.97% of average daily net assets.

(7)	The Administrator has contractually agreed to waive the administration fee to 0.13% of the average daily net assets.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$503	$825	$1,170	$2,141

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All references to T. Rowe Price International, Inc. as the sub-adviser for the International Equity Fund in the prospectus are hereby deleted.
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The following paragraph is added to “What Are My Options For Changing My Investment Within The Commerce Funds?” and “Redeeming Service Shares”:

Effective July 31, 2002, if shares of the International Equity Fund are redeemed or exchanged within 30 days of purchase, a redemption fee of 2.00% may be assessed on the proceeds of the transaction. The redemption fee will be paid to the International Equity Fund and is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The following redemptions and exchanges shall be exempt from the redemption fee: (i) pursuant to a bona fide investment policy committee decision of a recognized financial institution with respect to an asset allocation program; (ii) involving shares acquired through reinvestment of dividends or capital gains distributions; (iii) involving shares redeemed as part of a systematic withdrawal plan that represent 4% or less of the investor’s investment subject to the plan account; or (iv) shares maintained through employee pension benefit plans subject to the Employee Retirement Income Security Act that offer The Commerce Funds as an investment vehicle. The Commerce Funds reserves the right, at its discretion, to waive, modify or terminate the redemption fee at any time as permitted by applicable law.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

Effective as of May 8, 2002, David W. Wente replaced Harold B. Nachtrieb as portfolio manager of the MidCap Growth Fund. Mr. Wente will continue to serve as portfolio manager of the Value Fund. Accordingly, under the section “Fund Managers,” on page 90, the reference to Mr. Nachtrieb as portfolio manager of the MidCap Growth Fund is hereby deleted and “MidCap Growth” is hereby inserted in the Funds column next to “Value” with reference to Mr. Wente. The reference to Mr. Nachtrieb on page 18 of the prospectus is hereby deleted and replaced with the following: “David W. Wente, Portfolio Manager”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE COMMERCE FUNDS

Institutional and Service Class Shares

Supplement dated May 28, 2002

to the Statement of Additional Information dated March 1, 2002

All of the information set forth below amends and restates the Supplement dated March 26, 2002 to the Statement of Additional Information.

The following paragraphs are added to the section entitled “Management of the Commerce Funds—Investment Sub-Adviser” on page 66:

On February 6, 2002, the Board of Trustees appointed Bank of Ireland Asset Management (U.S.) Limited (“BIAM (U.S.)”) as sub-adviser to the International Equity Fund (the “Fund”). On May 1, 2002, the shareholders of the International Equity Fund voted to approve the proposed new sub-advisory agreement with BIAM (U.S.), which went into effect on the same date.

For the services provided and expenses assumed under the new sub-advisory agreement, the Adviser will pay BIAM (U.S.) a monthly management fee at an annual rate of 0.45% of the first $50 million of the average daily net assets of the International Equity Fund; 0.40% of the next $50 million of average daily net assets of the Fund; and 0.30% of the average daily net assets of the Fund in excess of $100 million. All other material terms of the new sub-advisory agreement are substantially the same as the prior sub-advisory agreement.

BIAM (U.S.) is a wholly-owned subsidiary of the Bank of Ireland Group. The Bank of Ireland Group is a publicly traded, diversified financial services group with business operations worldwide. It provides investment management services through a network of related companies, including BIAM (U.S.), which serves primarily institutional clients in the United States and Canada. Bank of Ireland Group or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the International Equity Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the International Equity Fund. Federal law prohibits BIAM (U.S.) from using material non-public information in its possession or in the possession of any of its affiliates when making investment decisions. In addition, in making investment decisions for the International Equity Fund, BIAM (U.S.) will not take into consideration whether an issuer of securities proposed for purchase or sale by the International Equity Fund is a customer of Bank of Ireland Group or its affiliates.

The address of BIAM (U.S.)’s office in the U.S. is 75 Holly Hill Lane, Greenwich, CT 06830; its head office is located at 26 Fitzwilliam Place, Dublin 2, Ireland. As of December 31, 2001, BIAM (U.S.) had more than $24 billion in assets under management in North America and, together with its affiliates, had more than $47 billion in assets under management worldwide for individual and institutional accounts.

The Adviser will continue to have overall responsibility for developing and executing the Fund’s investment program, and for supervising BIAM (U.S.)’s activities under the new sub-advisory agreement.

Under the new sub-advisory agreement, BIAM (U.S.) will provide the International Equity Fund with investment advisory services. Specifically, BIAM (U.S.) will be responsible for supervising and directing the investments of the Fund on a day-to-day basis in accordance with the Fund’s investment objective, policies and restrictions as provided in the Prospectus and this Statement of Additional Information. BIAM (U.S.) will also be responsible for effecting all security transactions on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

The new sub-advisory agreement also provides that BIAM (U.S.) and its directors, officers or employees will be liable to the Fund for losses resulting from bad faith, willful misconduct or gross negligence in the performance of its duties or for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

The following paragraphs are added to the end of the section entitled “Management of the Commerce Funds—Annual Board Approval of Investment Advisory and Sub-Advisory Agreements” on page 67:

On February 6, 2002, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved a proposed new sub-advisory agreement between the Adviser and BIAM (U.S.) with respect to the International Equity Fund for a two-year period.

In approving the new sub-advisory agreement with BIAM (U.S.), the Board weighed heavily BIAM (U.S.)’s international investment performance record and the reduction in the sub-advisory fees under the new arrangement. The Board of Trustees also considered the quality of the sub-advisory services offered by BIAM (U.S.), its investment management style and the experience and qualifications of its personnel. The Board of Trustees reviewed written reports provided by BIAM (U.S.) and the Adviser, which contained, among other items, investment outlook and strategy with respect to international equity investments. Finally, the Board took into account all of the information presented to it at its February 6, 2002 Board meeting, including the Adviser’s recommendation, in connection with its review of the Fund’s sub-investment advisory agreement. After reviewing all of the information it considered necessary to the exercise of its reasonable business judgment, the Board unanimously recommended that shareholders of the Fund approve the new agreement.

The following is added to the end of the section entitled “International Equity Fund” on page 3.

The Fund may invest without limitation in securities of foreign issuers in the form of sponsored and unsponsored Global Depositary Receipts (“GDRs”). GDRs are receipts issued by foreign financial institutions evidencing the ownership of underlying securities issued by a foreign issuer. GDR prices are generally denominated in foreign currencies as are the securities underlying a GDR.

All references to T. Rowe Price International, Inc. as the current sub-adviser to the International Equity Fund are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE